                                                            OMB APPROVAL
                                                        OMB Number: 3235-006
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                                                    hours per form ........24.60

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                                                    SEC USE ONLY

                                    FORM 13F                             [ ]

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30th, 2005.

                (Please read instructions before preparing form.)

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
101 South Fifth Street, Suite 3160            Louisville,         KY       40202
--------------------------------------------------------------------------------
Business Address       (Street)             (City)         (State)      (Zip)
Bosworth M. Todd   (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
                              CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 26th day of July, 2005.

                                 TODD INVESTMENT ADVISORS, INC.
                                 -----------------------------------------------
                                     (Name of Institutional Investment Manager)

                                       Bosworth M. Todd
                                 -----------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (list is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                13f file No.:    Name:                            13f file No.:
---------------------------------    -------------    --------------------------    ---------------------
1. Todd Investment Advisors, Inc.     28-834          6.
_________________________________    _____________    __________________________    _____________________
2.                                                    7.
_________________________________    _____________    __________________________    _____________________
3.                                                    8.
_________________________________    _____________    __________________________    _____________________
4.                                                    9.
_________________________________    _____________    __________________________    _____________________
5.                                                    10.
_________________________________    _____________    __________________________    _____________________

                                                                 SEC 1685 (5/91)

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                              0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                       137
FORM 13F INFORMATION TABLE VALUE TOTAL:                                 2,312,702

LIST OF OTHER INCLUDED MANAGERS:
NO.                                      13F FILE NUMBER                NAME

                                 FORM 13F                         (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                        Item 6:                                  Item 8:
                                                                 Investment Discretion                  Voting Authority (Shares)
                       Item 2:           Item 4:   Item 5:                                  Item 7:
        Item 1:        Title   Item 3:    Fair    Shares of            (b) Shared          Managers
     Name of Issuer      of      CUSIP    Market  Principal            As Defined  Shared     See       (a)       (b)        (c)
                        Class   Number    Value    Amount   (a) Sole   in Inst. V  Other    Inst. V     Sole     Shared      None
---------------------- ------- --------- -------- --------- --------- ------------ ------ ----------   -------  --------  ---------
3M CO                          88579Y101    2,128    29,435                                             22,915                6,520
ABBOTT LABS                    002824100    1,520    31,020                                              9,720               21,300
AEGON N V                      007924103      174    13,520                                                  0               13,520
AGILENT
 TECHNOLOGIES INC              00846U101    6,292   273,335                                                  0              273,335
ALCOA INC                      013817101      376    14,400                                             14,400                    0
ALLERGAN INC                   018490102      213     2,500                                                  0                2,500
ALLSTATE CORP                  020002101      387     6,485                                              6,485                    0
ALTRIA GROUP INC               02209S103   49,222   761,237                                            229,547              531,690
AMERICAN EXPRESS CO            025816109    1,145    21,510                                             21,510                    0
AMERICAN INTL
  GROUP INC                    026874107    1,541    26,517                                             16,717                9,800
ANHEUSER BUSCH COS INC         035229103   19,787   432,505                                            218,640              213,865
APPLIED MATLS INC              038222105   11,126   687,615                                            367,455              320,160
ARCHSTONE SMITH TR             039583109    5,372   139,100                                            121,400               17,700
ASHLAND INC                    044204105      363     5,052                                              5,052                    0
AVON PRODS INC                 054303102      810    21,400                                              3,000               18,400
BANK OF AMERICA CORP           060505104   79,988 1,753,746                                            566,464            1,187,282
                                          180,444

                                    FORM 13F                      (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                        Item 6:                                     Item 8:
                                                                 Investment Discretion                 Voting Authority ( Shares)
                          Item 2:           Item 4:   Item 5:
           Item 1:         Title   Item 3:    Fair   Shares of          (b)Shared-         Item 7:
       Name of Issuer       of      CUSIP    Market  Principal          As Defined Shared   Managers
                           Class    Number    Value    Amount  (a)Sole  in Inst. V Other  See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- ------- ----------- ------ ----------- -------- ---------- ---------
BELLSOUTH CORP                    079860102   1,055     39,690                                         12,790                26,900
BEST BUY INC                      086516101  70,615  1,030,117                                        306,867               723,250
BOEING CO                         097023105     934     14,150                                         14,150                     0
BP PLC                            055622104  47,567    762,538                                        345,261               417,277
BRISTOL MYERS SQUIBB CO           110122108  22,432    897,998                                        357,334               540,664
BROWN FORMAN CL B                 115637209     780     12,900                                          1,600                11,300
BURLINGTON RES INC                122014103   1,724     31,210                                         31,210                     0
CAPITAL ONE FINL CORP             14040H105  12,322    154,000                                              0               154,000
CARDINAL HEALTH INC               14149Y108  25,117    436,202                                        211,715               224,487
CATERPILLAR INC DEL               149123101   1,854     19,450                                         19,450                     0
CHEVRON CORP NEW                  166764100  66,213  1,184,058                                        374,421               809,637
CINCINNATI FINL CORP              172062101     379      9,589                                            220                 9,369
CISCO SYS INC                     17275R102  34,551  1,810,844                                        705,324             1,105,520
CITIGROUP INC                     172967101  67,168  1,452,900                                        498,060               954,840
COCA COLA CO                      191216100   8,078    193,488                                         28,972               164,516
COLGATE PALMOLIVE CO              194162103     271      5,430                                             30                 5,400
                                            361,060

                                   FORM 13F                       (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                        Item 6:
                          Item 2:           Item 4:   Item 5:    Investment Discretion
                           Title   Item 3:    Fair   Shares of          (b)Shared-          Item 7:              Item 8:
         Item 1:            of      CUSIP    Market  Principal          As Defined Shares  Managers    Voting Authority ( Shares)
      Name of Issuer       Class   Number    Value     Amount  (a) Sole in Inst. V  Other See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- -------- ---------- ------ ----------- -------- ---------- ---------
COMPUTER ASSOC INTL INC           204912109   9,227    335,777                                             11               335,766
COMPUTER SCIENCES CORP            205363104  34,261    784,007                                        277,774               506,233
CONOCOPHILLIPS                    20825C104  98,089  1,706,192                                        420,258             1,285,934
DEERE & CO                        244199105  33,805    516,187                                        152,562               363,625
DISNEY WALT CO                    254687106     877     34,810                                         30,210                 4,600
DOMINION RES INC VA NEW           25746U109  50,343    685,970                                        228,835               457,135
DOVER CORP                        260003108     676     18,580                                         10,180                 8,400
DOW CHEM CO                       260543103  25,861    580,750                                        251,413               329,337
DU PONT E I DE NEMOURS &          263534109   1,165     27,077                                         23,135                 3,942
DUKE ENERGY CORP                  264399106  15,816    532,000                                              0               532,000
DUKE REALTY CORP                  264411505   1,002     31,660                                          8,150                23,510
EMERSON ELEC CO                   291011104  38,983    622,436                                        180,426               442,010
ENGELHARD CORP                    292845104   7,854    275,100                                          1,500               273,600
EQUITY OFFICE PROPERTIES          294741103   5,282    159,582                                        141,835                17,747
EQUITY RESIDENTIAL                29476L107   5,796    157,424                                        146,934                10,490
EXXON MOBIL CORP                  30231G102   8,072    140,456                                         47,303                93,153
                                            337,109

                                    FORM 13F                      (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                        Item 6:                                  Item 8:
                                                                 Investment Discretion                  Voting Authority (Shares)
                          Item 2:            Item 4:  Item 5:
                           Title   Item 3:    Fair   Shares of          (b)Shared-         Item 7:
           Item 1:           of     CUSIP    Market  Principal          As Defined Share-  Managers
       Name of Issuer      Class    Number    Value    Amount  (a) Sole in Inst. V Other  See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- -------- ---------- ------ ----------- -------- ---------- ---------
FEDERAL REALTY INVT TR            313747206   9,735    165,000                                              0               165,000
FIRST DATA CORP                   319963104  37,092    924,061                                        315,493               608,568
FIRST INDUSTRIAL REALTY           32054K103   4,389    109,990                                         93,900                16,090
FLEXTRONICS INTL LTD              Y2573F102   1,219     92,308                                         78,170                14,138
FORD MTR CO DEL                   345370860     300     29,335                                         25,435                 3,900
GANNETT INC                       364730101  15,008    211,000                                              0               211,000
GENERAL ELEC CO                   369604103  73,067  2,108,705                                        694,673             1,414,032
GENERAL MTRS CORP                 370442105   2,297     67,560                                         67,560                     0
HEINZ H J CO                      423074103  10,341    291,940                                          4,190               287,750
HERSHEY CO                        427866108     248      4,000                                              0                 4,000
HEWLETT PACKARD CO                428236103  24,009  1,021,215                                         43,290               977,925
HOME DEPOT INC                    437076102  35,828    921,022                                        347,792               573,230
HONDA MOTOR LTD                   438128308   7,466    303,359                                        285,424                17,935
HONEYWELL INTL INC                438516106   1,915     52,267                                         37,237                15,030
HSBC HLDGS PLC                    404280406  10,653    133,750                                              0               133,750
INTEL CORP                        458140100   1,018     39,140                                         28,600                10,540
                                            234,585

                                    FORM 13F                      (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                          Item 6:                                  Item 8:
                                                                   Investment Discretion                 Voting Authority ( Shares)
                           Item 2:          Item 4:   Item 5:
           Item 1:          Title  Item 3:    Fair   Shares of           (b) Shared-         Item 7:
       Name of Issuer        of     CUSIP    Market  Principal           As Defined  Shared  Managers
                            Class  Number     Value    Amount  (a) Sole  in Inst. V  Other  See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- --------  ----------- ------ ----------- -------- ---------- --------
INTERNATIONAL BUSINESS M          459200101   2,048    27,605                                             19,589              8,016
INTL PAPER CO                     460146103   4,688   155,164                                                164            155,000
ISHARES TR                        464287200   1,565    13,140                                             13,140                  0
ISHARES TR 1-3 YR TRS BD          464287457   1,137    14,000                                             14,000                  0
ISHARES TR 7-10 YR TRS BD         464287440      87     1,000                                              1,000                  0
ISHARES TR MSCI EAFE IDX          464287465   2,154    41,110                                             41,110                  0
ISHARES TR RUSSELL1000VAL         464287598     334     5,018                                              5,018                  0
ISHARES TR S&P MIDCP GROW         464287606     900    12,960                                             12,960                  0
ISHARES TR S&P MIDCP VALU         464287705   2,455    36,780                                             36,780                  0
ISHARES TR S&P SMLCP GROW         464287887     431     3,950                                              3,950                  0
ISHARES TR S&P SMLCP VALU         464287879   2,047    33,220                                             33,220                  0
ISHARES TR S&P500/BAR GRW         464287309   3,176    56,210                                             56,210                  0
ISHARES TR S&P500/BAR VAL         464287408   7,084   113,630                                            113,630                  0
JEFFERSON PILOT CORP              475070108  13,388   265,535                                            101,565            163,970
JOHNSON & JOHNSON                 478160104   4,098    63,041                                             28,231             34,810
JPMORGAN & CHASE & CO             46625H100  23,377   661,849                                             38,871            622,978
                                             68,969

                                    FORM 13F                      (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                        Item 6:
                                                                 Investment Discretion
                          Item 2:           Item 4:   Item 5:
                           Title   Item 3:    Fair   Shares of          (b)Shared-          Item 7:              Item 8:
         Item 1:             of     CUSIP    Market  Principal          As Defined Shared  Managers    Voting Authority ( Shares)
      Name of Issuer       Class   Number     Value    Amount  (a) Sole in Inst. V other  See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- -------- ---------- ------ ----------- -------- ---------- ---------
KENTUCKY BANCSHARES INC           491203105     250      8,400                                          8,400                     0
KERR MCGEE CORP                   492386107  24,087    315,649                                          1,349               314,300
KEYSPAN CORP                      49337W100  44,758  1,099,711                                        327,361               772,350
KIMBERLY CLARK CORP               494368103  75,835  1,211,617                                        356,747               854,870
KINDER MORGAN INC KANS            49455P101     201      2,410                                          2,410                     0
KOHLS CORP                        500255104  19,580    350,200                                              0               350,200
LEXMARK INTL CL A                 529771107     647      9,980                                          9,980                     0
LILLY ELI & CO                    532457108     263      4,716                                          4,716                     0
MACK CALI RLTY CORP               554489104   2,240     49,445                                         47,895                 1,550
MARATHON OIL CORP                 565849106  14,785    277,026                                        262,986                14,040
MBIA INC                          55262C100   8,672    146,221                                         12,709               133,512
MBNA CORP                         55262L100  50,137  1,916,571                                        646,509             1,270,062
MCDONALDS CORP                    580135101  18,952    682,972                                        183,112               499,860
MCKESSON CORP                     58155Q103  24,586    548,913                                        249,773               299,140
MEDCO HEALTH SOLUTIONS I          58405U102   3,771     70,680                                         14,149                56,531
MERCK & CO INC                    589331107   2,469     80,169                                         75,656                 4,513
                                            291,233

                                    FORM 13F                      (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors


                                                                        Item 6:
                                                                 Investment Discretion
                          Item 2:           Item 4:   Item 5:                                                     Item 8:
                           Title   Item 3:    Fair   Shares of          (b)Shared-           Item 7:    Voting Authority ( Shares)
         Item 1:             of     CUSIP    Market  Principal          As Defined Shared-  Managers
      Name of Issuer       Class   Number     Value    Amount  (a) Sole in Inst. V  Other  See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- -------- ---------- ------- ----------- -------- ---------- ---------
MGIC INVT CORP WIS                552848103  36,258    555,939                                         216,854               339,085
MICROSOFT CORP                    594918104  79,461  3,198,895                                         943,405             2,255,490
NATIONAL CITY CORP                635405103   2,575     75,459                                           7,200                68,259
NEENAH PAPER INC                  640079109     772     24,941                                              32                24,909
NORFOLK SOUTHERN CORP             655844108     352     11,358                                           3,775                 7,583
ORACLE CORP                       68389X105   5,832    441,826                                         421,726                20,100
PEPSICO INC                       713448108   2,304     42,727                                          41,427                 1,300
PFIZER INC                        717081103  45,756  1,659,025                                         457,185             1,201,840
PNC FINL SVCS GROUP INC           693475105   9,704    178,180                                         164,456                13,724
PRAXAIR INC                       74005P104     218      4,680                                           4,680                     0
PROCTER & GAMBLE CO               742718109   2,902     55,021                                          27,725                27,296
RAYTHEON CO                       755111507  10,049    256,888                                             188               256,700
REGIONS FINANCIAL CORP N          7591EP100  18,279    539,520                                               0               539,520
REYNOLDS AMERICAN INC             761713106     883     11,210                                          11,210                     0
ROYAL DUTCH PETE CO               780257804  40,714    627,334                                             300               627,034
S Y BANCORP INC                   785060104     817     35,748                                          35,748                     0
                                            256,876

                                     FORM 13F                    (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                         Item 6:
                                                                  Investment Discretion                              Item 8:
                          Item 2:           Item 4:   Item 5:                                           Voting Authority ( Shares)
           Item 1:         Title   Item 3:    Fair   Shares of          (b)Shared-          Item 7:
       Name of Issuer       of      CUSIP    Market  Principal          As Defined Shared-  Managers
                           Class   Number     Value    Amount  (a) Sole in Inst. V Other   See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- -------- ---------- ------  ----------- -------- ---------- ---------
SARA LEE CORP                     803111103     854     43,090                                          10,920                32,170
SBC COMMUNICATIONS INC            78387G103  37,353  1,572,748                                         521,697             1,051,051
SCHERING PLOUGH CORP              806605101     440     23,090                                           2,590                20,500
SCHLUMBERGER LTD                  806857108   7,689    101,250                                             750               100,500
SHERWIN WILLIAMS CO               824348106     283      6,000                                               0                 6,000
SIMON PPTY GROUP INC NEW          828806109   3,740     51,600                                          38,000                13,600
SOUTHERN CO                       842587107     522     15,060                                           3,060                12,000
STATE STR CORP                    857477103     483     10,000                                               0                10,000
SUNGARD DATA SYS INC              867363103  25,773    732,810                                         119,960               612,850
TARGET CORP                       87612E106  92,245  1,695,362                                         417,567             1,277,795
TEXAS INSTRS INC                  882508104  24,412    869,694                                         239,744               629,950
UNION PAC CORP                    907818108  30,167    465,538                                         202,178               263,360
UNITED TECHNOLOGIES CORP          913017109  72,460  1,411,096                                         443,480               967,616
UNITEDHEALTH GROUP INC            91324P102  26,070    500,000                                               0               500,000
UNOCAL CORP                       915289102     400      6,150                                           1,950                 4,200
US BANCORP DEL                    902973304     478     16,368                                           8,200                 8,168
                                            323,369

                                    FORM 13F                    (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                         Item 6:
                                                                  Investment Discretion                           Item 8:
                          Item 2:           Item 4:   Item 5:                                           Voting Authority ( Shares)
         Item 1:           Title   Item 3:    Fair   Shares of          (b) Shared-         Item 7:
      Name of Issuer         of     CUSIP    Market  Principal          As Defined  Shared  Managers
                           Class   Number     Value    Amount  (a) Sole in Inst. V   Other See Inst. V (a) Sole (b) Shared (c) None
------------------------- ------- --------- -------- --------- -------- ----------  ------ ----------- -------- ---------- ---------
UST INC                           902911106   1,747     38,270                                          23,120                15,150
VERIZON COMMUNICATIONS            92343V104  49,970  1,446,317                                         398,013             1,048,304
WACHOVIA CORP 2ND NEW             929903102  57,060  1,150,410                                         338,870               811,540
WAL MART STORES INC               931142103   1,666     34,561                                          23,161                11,400
WALGREEN CO                       931422109     619     13,460                                           3,500                 9,960
WELLPOINT INC                     94973V107  79,444  1,140,780                                         400,010               740,770
WELLS FARGO & CO NEW              949746101  67,001  1,088,037                                         333,721               754,316
WYETH                             983024100     583     13,100                                           2,435                10,665
XCEL ENERGY INC                   98389B100     967     49,540                                          49,540                     0
                                            259,057

                       COMPANY TOTAL      2,312,702